CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures

	December 31, 2019	December 31, 2018
2016 Debentures (a)	$61,149,632	$72,481,375
2017 Debentures (b)	58,431,560	65,709,509

Convertible Debentures	$119,581,192	$138,190,884

2016 Debentures [member]
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures Fair Value and Interest Components

	Year ended December 31, 2019	Year ended December 31, 2018
Fair value of 2016 Debentures, beginning of year	$72,481,375	$90,742,373
Fair value adjustment during the year	(11,331,743)	(18,260,998)
Interest expense	5,911,455	5,977,073
Interest paid	(5,566,552)	(5,622,593)
2016 Debentures and interest payable	$61,494,535	$72,835,855
Less: interest payable included in accounts payable and accrued liabilities	(344,903)	(354,480)
2016 Debentures, end of year	$61,149,632	$72,481,375

Summary of Detailed Information about Convertible Debentures, Valuation Assumptions
The inputs used in the 2016 Debentures pricing model as at December 31, 2019 and December 31, 2018 are as follows:

	December 31, 2019	December 31, 2018
Volatility	38.00%	38.00%
Expected life in years	2.56 years	3.56 years
Risk free interest rate	1.69%	2.58%
Expected dividend yield	0%	0%
Credit spread	23.96%	25.79%
Underlying share price of the Company	$1.67	$2.41
Conversion exercise price	US$2.3261	US$2.3261
Exchange rate (C$:US$)	$0.7699	$0.7330

2017 Debentures [member]
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures Fair Value and Interest Components

	Year ended December 31, 2019	Year ended December 31, 2018
Fair value of 2017 Debentures, beginning of year	$65,709,509	$80,627,593
Fair value adjustment during the year	(7,277,949)	(14,918,084)
Interest expense	5,911,455	5,977,073
Interest paid	(5,566,552)	(5,622,593)
2017 Debentures and interest payable	$58,776,463	$66,063,989
Less: interest payable included in accounts payable and accrued liabilities	(344,903)	(354,480)
2017 Debentures, end of year	$58,431,560	$65,709,509

Summary of Detailed Information about Convertible Debentures, Valuation Assumptions	The inputs used in the 2017 Debentures pricing model as at December 31, 2019 and December 31, 2018 are as follows:

	December 31, 2019	December 31, 2018
Volatility	38.00%	38.00%
Expected life in years	2.56 years	3.56 years
Risk free interest rate	1.69%	2.58%
Expected dividend yield	0%	0%
Credit spread	23.96%	25.79%
Underlying share price of the Company	$1.67	$2.41
Conversion exercise price	US$2.6919	US$2.6919
Exchange rate (C$:US$)	$0.7699	$0.7330